Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended							24 Months Ended			108 Months Ended
	Nov. 30, 2016	Oct. 31, 2015	Dec. 31, 2013	Jul. 31, 2012	Apr. 30, 2011	Jun. 30, 2009	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Income Taxes [Line Items]
Other PRC subsidiaries subject to EIT rate							25.00%	25.00%	25.00%	25.00%
Statutory income tax rate							25.00%	25.00%	25.00%	25.00%
Undistributed earnings from its PRC subsidiaries							$ 147,680										$ 147,680	¥ 1,025,340
Unrecognized tax benefits							$ 4,132		¥ 14,492								$ 4,132	28,689
Unrecognized tax benefits impact in the effective rate																		21,610
Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying")
Income Taxes [Line Items]
Preferential tax rate									15.00%	15.00%	15.00%		15.00%
Preferential tax rate, starting period													2010
Preferential tax rate, ending period													2012
Statutory income tax rate							25.00%	25.00%
Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying") | If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period
Income Taxes [Line Items]
Preferential tax rate, additional term													3 years
Guangdong Gehua Network Technology and Development Co., Ltd. ("Gehua")
Income Taxes [Line Items]
Preferential tax rate				15.00%			15.00%	15.00%	15.00%	15.00%
Preferential tax rate, starting period				2012
Preferential tax rate, ending period				2014
Preferential tax rate, additional term				3 years
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud")
Income Taxes [Line Items]
Preferential tax rate		15.00%					15.00%	15.00%	15.00%
Preferential tax rate, starting period		2015
Preferential tax rate, ending period		2017
Preferential tax rate, additional term		3 years
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
Income Taxes [Line Items]
Preferential tax rate	15.00%						15.00%	15.00%
Preferential tax rate, starting period	2016
Preferential tax rate, ending period	2018
Preferential tax rate, additional term	3 years
Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")
Income Taxes [Line Items]
Preferential tax rate							15.00%	15.00%	15.00%	15.00%							15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
Income Taxes [Line Items]
Preferential tax rate					15.00%		15.00%	15.00%	15.00%	15.00%
Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")
Income Taxes [Line Items]
Preferential tax rate						15.00%	15.00%	15.00%	15.00%	15.00%
Preferential tax rate, starting period						2009
Preferential tax rate, ending period						2011
Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology") | If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period
Income Taxes [Line Items]
Preferential tax rate, additional term						3 years
WiFire (Beijing) Technology Co., Ltd. (formerly known as Beijing Tianwang Online Communication Technology Co., Ltd.) (BJ Tianwang)
Income Taxes [Line Items]
Preferential tax rate			15.00%				15.00%	15.00%	15.00%	15.00%
Preferential tax rate, starting period			2013
Preferential tax rate, ending period			2015
WiFire (Beijing) Technology Co., Ltd. (formerly known as Beijing Tianwang Online Communication Technology Co., Ltd.) (BJ Tianwang) | If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period
Income Taxes [Line Items]
Preferential tax rate, additional term			3 years
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy")
Income Taxes [Line Items]
Tax holiday, exemption rate							50.00%	50.00%	50.00%						100.00%	100.00%
Tax holiday reduction period									3 years						2 years
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy") | Scenario, Forecast
Income Taxes [Line Items]
Tax holiday, exemption rate														50.00%
SC Aipu and Yunnan Aipu Network Technology Co., Ltd. ("YN Aipu")
Income Taxes [Line Items]
Preferential tax rate							15.00%	15.00%	15.00%	15.00%	15.00%		15.00%
PRC
Income Taxes [Line Items]
Other PRC subsidiaries subject to EIT rate											25.00%	25.00%	25.00%
Income tax rate on PRC tax resident enterprises							25.00%	25.00%
Net tax operating losses from PRC subsidiaries (in RMB)							$ 112,140										$ 112,140	778,587
Interest expense (in RMB)							400	¥ 2,779	¥ (1,082)	¥ (556)
Accumulated interest expense (in RMB)							$ 787		¥ 2,690								$ 787	¥ 5,469
PRC | Minimum
Income Taxes [Line Items]
Net tax operating losses expiration year							2017	2017
PRC | Maximum
Income Taxes [Line Items]
Net tax operating losses expiration year							2021	2021
HONG KONG | 21Vianet Hong Kong Entities
Income Taxes [Line Items]
Income tax rate							16.50%	16.50%	16.50%	16.50%
TAIWAN | DYX Taiwan
Income Taxes [Line Items]
Income tax rate							17.00%	17.00%	17.00%	17.00%